Commitments and Contingencies	12 Months Ended
May. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2015:

US$
Years ending May 31:
2016	135,927
2017	146,013
2018	88,021
2019	63,982
2020	45,570
Thereafter	53,345

532,858

Rent expense for the years ended May 31, 2013, 2014 and 2015 related to all cancelable and non-cancelable leases were US$137,046, US$142,032 and US$157,523, respectively.

Capital commitments

As of May 31, 2015, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	604
Capital commitment for leasehold improvements	3,068

3,672

Investment commitments

In May 2015, the Group entered into an investment agreement with a third party to invest 36% equity interest with a total cash consideration of US$ 2,955. The ownership transferring process was completed in June 2015. The Group made a commitment to contribute cash of US$ 2,955 to the investee among which US$ 1,987 was paid until September 2015.

Contingencies

During July to August 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers (“defendant”). These class actions seek to recover damages caused by the defendants’ alleged violations of federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. One of the four class actions was voluntarily dismissed in October 2012, and the remaining three class actions were consolidated into one complaint with a lead plaintiff. The Company reached a preliminary settlement of the actions with the plaintiffs in April 2014. The Court entered into an order preliminarily approving the settlement agreements on June 10, 2014 and scheduled a final approval hearing on November 14, 2014. Based on the final settlement, the Company paid US$4,750 to the plaintiff, of which US$3,500 would be covered by directors and officers liability insurance. The class action was closed out in November 2014 and the Company and the insurance companies have made the payments as of May 31, 2015.

The Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.